Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Less than 1 year	¥ 4,076
Minimum lease payments to be received, 1 to 2 years	4,142
Minimum lease payments to be received, 2 to 3 years	3,931
Minimum lease payments to be received, 3 to 4 years	3,715
Minimum lease payments to be received, 4 to 5 years	3,715
Minimum lease payments to be received, More than 5 years	15,000
Minimum lease payments to be received, Total	¥ 34,579